EXPLANATORY NOTE

Attached for filing is exhibit containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement filed with the Securities and Exchange Commission on June 7, 2017 (Accession No. 0001193125-17-197015), to the Prospectus dated October 28, 2016, for the CRM Large Cap Opportunity Fund, a series of CRM Mutual Fund Trust.